Marketable Securities with Contractual Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	$ 1,039,671	$ 754,912
Gross unrealized gains up to one year	3,624	3,486
Gross unrealized losses up to one year	(146)	(16)
Fair value up to one year	1,043,149	758,382
Amortized cost, over one year through five years	2,372,736	2,464,202
Gross unrealized gains, over one year through five years	3,263	7,424
Gross unrealized losses, over one year through five years	(5,528)	(8,516)
Fair value, over one year through five years	2,370,471	2,463,110
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	882,051	593,218
Gross unrealized gains up to one year	3,433	2,987
Gross unrealized losses up to one year	(141)	(16)
Fair value up to one year	885,343	596,189
Amortized cost, over one year through five years	1,916,756	1,969,514
Gross unrealized gains, over one year through five years	2,905	6,554
Gross unrealized losses, over one year through five years	(4,519)	(7,158)
Fair value, over one year through five years	1,915,142	1,968,910
Government Sponsored Enterprises
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	154,619	93,900
Gross unrealized gains up to one year	183	400
Gross unrealized losses up to one year	(5)
Fair value up to one year	154,797	94,300
Amortized cost, over one year through five years	390,468	441,719
Gross unrealized gains, over one year through five years	256	707
Gross unrealized losses, over one year through five years	(990)	(1,311)
Fair value, over one year through five years	389,734	441,115
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	3,001	67,794
Gross unrealized gains up to one year	8	99
Fair value up to one year	3,009	67,893
Amortized cost, over one year through five years	65,512	52,969
Gross unrealized gains, over one year through five years	102	163
Gross unrealized losses, over one year through five years	(19)	(47)
Fair value, over one year through five years	$ 65,595	$ 53,085